Summary of Significant Accounting Policies - Schedule of Dilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock options
Net loss per share
Anti-dilutive securities (in shares)	6,895,824	8,210,547	7,746,991	6,023,370